Subsidiaries - Summary of Condensed Financial Information Of Major Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 584,934,967	₩ 562,887,180
Liabilities	[1]	545,979,326	524,859,860
Equity	[1]	38,955,641	38,027,320
Operating revenue	[1]	42,528,587	51,497,328
Profit (loss) for the year	[1]	3,852,166	3,251,759
Total comprehensive income (loss) for the year	[1]	3,636,551	3,408,978
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	76,461,426	63,384,389
Liabilities	[1],[2]	69,572,471	56,498,405
Equity	[1],[2]	6,888,955	6,885,984
Operating revenue	[1],[2]	14,139,480	10,736,175
Profit (loss) for the year	[1],[2]	673,856	585,682
Total comprehensive income (loss) for the year	[1],[2]	670,815	630,103
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	45,377,597	40,776,375
Liabilities	[1]	39,725,458	34,982,351	[2]
Equity	[1],[2]	5,652,139	5,794,024
Operating revenue	[1],[2]	13,758,177	12,818,501
Profit (loss) for the year	[1],[2]	778,228	839,494
Total comprehensive income (loss) for the year	[1],[2]	160,977	(125,414)
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	30,235,710	30,541,628
Liabilities	[1]	24,597,933	25,236,827
Equity	[1]	5,637,777	5,304,801
Operating revenue	[1]	4,326,397	4,428,688
Profit (loss) for the year	[1]	330,226	402,715
Total comprehensive income (loss) for the year	[1]	355,777	437,030
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	35,585,902	34,047,554
Liabilities	[1],[2]	32,795,927	30,984,400
Equity	[1],[2]	2,789,975	3,063,154
Operating revenue	[1],[2]	3,402,468	2,821,601
Profit (loss) for the year	[1],[2]	139,329	164,272
Total comprehensive income (loss) for the year	[1],[2]	(20,379)	(906,210)
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	697,405	414,942
Liabilities	[1]	302,373	120,224
Equity	[1]	395,032	294,718
Operating revenue	[1]	325,721	246,184
Profit (loss) for the year	[1]	120,203	66,500
Total comprehensive income (loss) for the year	[1]	121,056	67,757
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	18,163,063	18,115,495
Liabilities	[1],[2]	15,483,517	15,654,177
Equity	[1],[2]	2,679,546	2,461,318
Operating revenue	[1],[2]	2,714,031	2,620,487
Profit (loss) for the year	[1],[2]	235,219	222,041
Total comprehensive income (loss) for the year	[1],[2]	246,223	225,609
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,124,017	1,113,466
Liabilities	[1]	730,006	627,898
Equity	[1]	394,011	485,568
Operating revenue	[1]	177,039	139,656
Profit (loss) for the year	[1]	(78,685)	(113,332)
Total comprehensive income (loss) for the year	[1]	(78,296)	(113,652)
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		2,219,824	2,575,739
Liabilities		2,042,573	2,393,523
Equity		177,251	182,216
Operating revenue		202,415	225,173
Profit (loss) for the year		(4,834)	(11,366)
Total comprehensive income (loss) for the year		(4,950)	(11,560)
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,675,994	1,529,823
Liabilities	[1]	1,334,136	1,245,883
Equity	[1]	341,858	283,940
Operating revenue	[1]	353,212	215,834
Profit (loss) for the year	[1]	57,918	4,368
Total comprehensive income (loss) for the year	[1]	57,917	4,466
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	85,289	62,270
Liabilities	[1]	55,304	40,219
Equity	[1]	29,985	22,051
Operating revenue	[1]	295,401	241,652
Profit (loss) for the year	[1]	7,586	1,978
Total comprehensive income (loss) for the year	[1]	₩ 7,930	₩ 1,149

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.